Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales and Marketing Expenses
Advertising and promotional expenses	$ 92,200,000	$ 81,200,000	$ 71,000,000
Operating leases
Allocated rental expenses from SINA	25,703,000	24,678,000	42,360,000
Long-term investments
Impairment charge	31,586,000	6,608,000	2,521,000
Impairment charge to AFS securities	$ 4,800,000	0	0
Stock options
Stock-based compensation
Vesting period	4 years
Service-based restricted share units
Stock-based compensation
Vesting period	4 years
Rental expense
Operating leases
Allocated rental expenses from SINA	$ 3,900,000	3,500,000	4,000,000
Minimum
Operating leases
Lease period	1 year
Maximum
Operating leases
Lease period	5 years
Accounts payable
Basis of presentation
Prior period reclassification adjustment		37,900,000
Accrued and other liabilities
Basis of presentation
Prior period reclassification adjustment		(37,900,000)
Advertising and marketing revenues
Cost of revenues
VAT and surcharges (as a percent)	6.70%
Cultural business construction fees (as a percent)	3.00%
Taxes on advertising and marketing revenues	$ 49,900,000	$ 35,300,000	$ 23,200,000
Advertising and marketing revenues | Maximum
Revenue recognition
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats	3 months
Other revenues
Game-related service
Maximum period for recognition of revenues after purchase of in-game credits	1 month
Data licensing arrangement term	1 year